ORDINARY SHARES	12 Months Ended
Dec. 31, 2014
ORDINARY SHARES
ORDINARY SHARES

11. ORDINARY SHARES

As of January 1, 2012, there were 313,886,640 ordinary shares outstanding. On January 1, 2012, the Company repurchased and cancelled 2,000,000 ordinary shares for total consideration of $1 to increase the share options pool number for its incentive share plan. The par value of 2,000,000 ordinary shares was $20, and the excess of $19 was recorded in additional paid in capital. The fair value of 2,000,000 ordinary shares was $215,600. The Board of Directors authorized the issuance of up to 42,000,000 ordinary shares under the new share incentive plan.

On October 1, 2012, the Company repurchased and cancelled 8,000,000 ordinary shares for $1 consideration to increase the share options pool number for its incentive share plan. The par value of 8,000,000 ordinary shares was $80, and the excess of $79 was recorded in additional paid in capital. The fair value of 8,000,000 ordinary shares was $475,200. The Board of Directors authorized the issuance of up to 50,000,000 ordinary shares under the new share incentive plan.